Operating Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Fortaleza Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Mar. 23, 2023
Recife Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Aug. 23, 2023
Bodil Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	May 31, 2019
Option to extend lease expiration date	2024-05
Windsor Knutsen [Member]
Operating Leased Assets [Line Items]
Option to extend lease expiration date	2023-10
Vessel operation time charter period	2 years
Option to extend lease expiration year	2023
Carmen Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Jan. 15, 2023
Option to extend lease expiration date	2026-01
Hilda Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Aug. 31, 2018
Option to extend lease expiration date	2023-08
Torill Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Nov. 30, 2018
Option to extend lease expiration date	2023-11
Dan Cisne [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Sep. 30, 2023
Ingrid Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Feb. 29, 2024
Option to extend lease expiration date	2029-02
Dan Sabia [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Jan. 31, 2024
Raquel Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Jun. 30, 2025
Option to extend lease expiration date	2030-06
Tordis Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Jan. 31, 2022
Option to extend lease expiration date	2032-01
Vigdis Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Jun. 30, 2022
Option to extend lease expiration date	2032-06
Lena Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Jun. 30, 2022
Option to extend lease expiration date	2032-06
Brasil Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Sep. 30, 2022
Option to extend lease expiration date	2028-09